OPERATING LEASE COMMITMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE COMMITMENTS (Tables)
Right-of-use assets (Long-term other assets)	$ 2,793	$ 1,081
Lease liability-short term (Other accrued liabilities)	601	673
Lease liability-long term (Long-term other payables)	$ 2,277	$ 588